RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	December 31,
	2021	2020

Trade payables and accrued expenses	$94	$83
	Year ended December 31,
	2021	2020	2019
Amounts charged to:

Research and development expenses	$240	$294	$241